Goodwill and other intangible assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 96,951	¥ 88,095
Accumulated amortization	32,099	24,147
Carrying amounts	64,852	63,948
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	12,465	12,968
Accumulated amortization	3,467	2,552
Carrying amounts	8,998	10,416
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	55,219	50,138
Accumulated amortization	13,919	9,626
Carrying amounts	41,300	40,512
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	21,659	18,001
Accumulated amortization	10,979	8,624
Carrying amounts	10,680	9,377
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	7,608	6,988
Accumulated amortization	3,734	3,345
Carrying amounts	¥ 3,874	¥ 3,643